Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 2,754,454	$ 377,359	¥ 3,483,196
Long-term funding debts	1,197,211	$ 164,017	455,800
Liabilities to Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	2,754,454		3,483,196
Long-term funding debts	¥ 1,197,211		¥ 455,800